UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       February 27, 2006 to April 17, 2006

Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 17, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement  to  Certificateholders on April 17, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Leon Daniels, Jr.
                           ------------------------
                           Leon Daniels, Jr.

                     Date: May 02, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders



                                  EXHIBIT 99.1

                          Countrywide HEL Notes 2006-A
                                 April 17, 2006


                               Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Total Report   -------------------------------------------- 11
Foreclosure Group Total Report   ------------------------------------------- 11
REO Group Total Report   --------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                                   Countrywide HEL Notes 2006-A
                                                          April 17, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A       700,800,000.00   700,800,000.00    19,188,503.05    4,637,760.78    23,826,263.83      0.00        0.00     681,611,496.95
M1       22,000,000.00    22,000,000.00             0.00      151,880.14       151,880.14      0.00        0.00      22,000,000.00
M2       21,200,000.00    21,200,000.00             0.00      146,934.34       146,934.34      0.00        0.00      21,200,000.00
M3       13,200,000.00    13,200,000.00             0.00       91,846.75        91,846.75      0.00        0.00      13,200,000.00
M4       12,400,000.00    12,400,000.00             0.00       87,968.06        87,968.06      0.00        0.00      12,400,000.00
M5       11,600,000.00    11,600,000.00             0.00       82,924.25        82,924.25      0.00        0.00      11,600,000.00
M6       10,400,000.00    10,400,000.00             0.00       80,291.22        80,291.22      0.00        0.00      10,400,000.00
B         8,400,000.00     8,400,000.00             0.00       76,283.93        76,283.93      0.00        0.00       8,400,000.00
R1                0.00             0.00             0.00            0.00             0.00      0.00        0.00               0.00
R2              100.00           100.00             0.00            0.00             0.00      0.00        0.00             100.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  800,000,100.00   800,000,100.00    19,188,503.05    5,355,889.47    24,544,392.52      0.00        0.00     780,811,596.95
-----------------------------------------------------------------------------------------------------------------------------------
AIO               0.00             0.00             0.00            0.00             0.00      0.00        0.00               0.00
C                 0.00             0.00             0.00            0.00             0.00      0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          126685CE4      1,000.00000000      27.38085481      6.61780933     33.99866414       972.61914519      4.862064%
M1         126685CG9      1,000.00000000       0.00000000      6.90364273      6.90364273     1,000.00000000      5.072064%
M2         126685CH7      1,000.00000000       0.00000000      6.93086509      6.93086509     1,000.00000000      5.092064%
M3         126685CJ3      1,000.00000000       0.00000000      6.95808712      6.95808712     1,000.00000000      5.112064%
M4         126685CK0      1,000.00000000       0.00000000      7.09419839      7.09419839     1,000.00000000      5.212064%
M5         126685CL8      1,000.00000000       0.00000000      7.14864224      7.14864224     1,000.00000000      5.252064%
M6         126685CM6      1,000.00000000       0.00000000      7.72030962      7.72030962     1,000.00000000      5.672064%
B          126685CN4      1,000.00000000       0.00000000      9.08142024      9.08142024     1,000.00000000      6.672064%
R2         126685CR5      1,000.00000000       0.00000000      0.00000000      0.00000000     1,000.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    1,000.00000000      23.98562581      6.69486100     30.68048682       976.01437419
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------



                          Countrywide HEL Notes 2006-A
                                 April 17, 2006

General Information:
Record Date                                                                                                            04/14/2006
LIBOR Determination Date                                                                                               02/23/2006
Payment Date                                                                                                           04/17/2006
Determination Date                                                                                                     04/12/2006
Interest Period
         Beginning                                                                                                     02/27/2006
         Ending                                                                                                        04/17/2006
Number of Days in Interest Period                                                                                              49
Collection Period
         Beginning                                                                                                     02/01/2006
         Ending                                                                                                        03/31/2006


ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                            0.00

Deposits
         Collections on Mortgage Loans
         Interest payments on Mortgage Loans                                                                         5,177,473.20
         Principal payments on Mortgage Loans                                                                       44,145,143.14
         Purchase Price (for Mortgage Loans modified by the Master Servicer)                                           353,962.10
         Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                     0.00
         Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                           266,595.38
         Transfer Deposit Amount                                                                                             0.00
         Net Liquidation Proceeds (net of Foreclosure Profits)                                                               0.00
         Insurance Proceeds                                                                                                  0.00
         Deposits by Master Servicer for losses on Eligible Investments                                                      0.00
         Investment income on Eligible Investments                                                                           0.00
         Servicer Advances                                                                                                   0.00
         Termination purchase price (for 10% clean-up call)                                                                  0.00
         Other Proceeds / Amounts                                                                                    4,988,583.56
Total Deposits                                                                                                      54,931,757.38

Withdrawals
         Investment income on Eligible Investments paid to Master Servicer                                                   0.00
         Amount withdrawn to purchase Additional Balances                                                                    0.00
         Amount transferred to Payment Account                                                                      53,708,409.50
         Other Permitted Withdrawal per the Sale and Servicing Agreement                                             1,223,347.88
Total Withdrawals                                                                                                   54,931,757.38

Losses on Eligible Investments                                                                                               0.00

Ending Balance                                                                                                               0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                            0.00

Deposits
         Deposit from Collection Account                                                                            53,708,409.50
         Deposit from Policy Payments Account                                                                                0.00
         Deposits by Master Servicer for losses on Eligible Investments                                                      0.00
         Investment income on Eligible Investments                                                                           0.00
         Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                      (first three Distribution Dates only)                                                                  0.00
         Deposit from Master Servicer of collections after the Cut-off Date
                      but prior to the Closing Date (excluding accrued interest)                                             0.00
Total Deposits                                                                                                      53,708,409.50

Withdrawals
         Investment income on Eligible Investments paid to Master Servicer                                                   0.00
         Payment pursuant to Section 8.03 of the Indenture                                                          53,708,409.50
Total Withdrawals                                                                                                   53,708,409.50

Losses on Eligible Investments                                                                                               0.00

Ending Balance                                                                                                               0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                            0.00
         Amount deposited from amounts paid under the Policy                                                                 0.00
         Amount transferred to Payment Account                                                                               0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                           0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                           53,708,409.50

Investor Interest Collections                                                                                        5,355,889.47

Principal Collections                                                                                               19,188,503.05

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
         (first three Distribution Dates only)                                                                               0.00
Deposit from Master Servicer of collections after the Cut-off Date
         but prior to the Closing Date related to the Mortgage loans                                                 1,813,428.10
         (excluding accrued interest)                                                                                        0.00
Deposit from Master Servicer of collections after the Cut-off Date but prior to the Closing Date related to the Mortgage loans
         (excluding accrued interest)                                                                                        0.00

Subordinated Transferor Collections                                                                                 29,164,983.15

Credit Enhancement Draw Amount                                                                                               0.00


Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                              333,332.93
Servicing Fees owing to the Master Servicer for prior collection Periods                                                     0.00
Servicing Fees paid to the Master Servicer                                                                             333,332.93

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer                 0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                  0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                        0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                         0.00

Amount owing to the Loan Insurance Policy Provider                                                                     785,940.16
Amount paid to the Loan Insurance Policy Provider                                                                      785,940.16


Interest Payments
Class A
Note Interest owing to Class A Notes prior to distributions                                                          4,637,760.78
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                            4,637,760.78
Aggregate Investor Interest paid to Class A Notes                                                                    4,637,760.78
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class A Notes                                                                            0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                  0.00


Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                          151,880.14
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                            151,880.14
Aggregate Investor Interest paid to Class M-1 Notes                                                                    151,880.14
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                                0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                          146,934.34
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                            146,934.34
Aggregate Investor Interest paid to Class M-2 Notes                                                                    146,934.34
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                                0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                           91,846.75
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                             91,846.75
Aggregate Investor Interest paid to Class M-3 Notes                                                                     91,846.75
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                                0.00


Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                           87,968.06
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                             87,968.06
Aggregate Investor Interest paid to Class M-4 Notes                                                                     87,968.06
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                                0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                           82,924.25
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                             82,924.25
Aggregate Investor Interest paid to Class M-5 Notes                                                                     82,924.25
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                                0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                           80,291.22
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                             80,291.22
Aggregate Investor Interest paid to Class M-6 Notes                                                                     80,291.22
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                          0.00


Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                             76,283.93
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
         distributions per $1,000 of Note Principal Balance prior to the Payment Date                                        0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                               76,283.93
Aggregate Investor Interest paid to Class B Notes                                                                       76,283.93
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                             0.00
Investor Loss Amount paid to Class Notes                                                                                     0.00

Investor Loss Reduction Amount owing to Class Notes prior to distributions
Investor Loss Reduction Amount paid to Class Notes                                                                           0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions                                                 0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
         per $1,000 of Note Principal Balance prior to the Payment Date                                                      0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                             0.00
Accelerated Principal Payment Amount paid to Class Notes                                                                     0.00

Scheduled Principal Collections Payment Amount owing to Class Notes
         (as reduced by the Excess Overcollateralization Amount) prior to distributions                             19,188,503.05
Scheduled Principal Collections Payment Amount paid to Class Notes                                                  19,188,503.05

Excess Overcollateralization Amount (paid to Transferor)                                                                     0.00


Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                              0.00
Unpaid Required Amount for Class Notes after making distributions above                                                      0.00
Amount of Subordinated Transferor Collections                                                                                0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                          0.00

Amount of Allocated Transferor Interest prior to the Distribution Date                                                       0.00


Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
         to the Allocated Transferor Interest                                                                                0.00
Amount of Available Transferor Subordinated Amount
         prior to the Distribution Date                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
         allocated to the Available Transferor Subordinated Amount                                                           0.00


Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
         pursuant to Section 8.03(a)(xiii) of the Indenture                                                                  0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                            0.00
Transferor Principal Collections in excess of Additional Balances created on
         Mortgage Loans during the related Collection period.                                                                0.00
Allocated Transferor Interest                                                                                                0.00
Overcollateralization Target Amount                                                                                  6,000,000.00
Overcollateralization Step-Down Amount                                                                                       0.00
Available Transferor Subordinated Amount                                                                                     0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                            0.00
         and Transferor Principal Collections                                                                                0.00

Supporting Calculations
Investor Loss Amount for Class Notes
Investor Floating Allocation Percentage for Class A Notes                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                  0.00
Investor Loss Amount for Class A Notes                                                                                       0.00


         Delinquent Mortgage Loans
         Delinquency Totals
         Group Totals

         Category         Number        Principal Balance         Percentage
         1 Month            69             4,389,568.40           0.005621803
         2 Month             3               240,993.00           0.000308644
         3 Month             1               350,000.00           0.000448252
          Total             73             4,980,561.40           0.006378699

         * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties



         Bankruptcies
         Bankruptcy Group Total Report

         Number of Loans     Principal Balance       Percentage
                1                 29,573.05             0.00%



         Foreclosures
         Foreclosure Group Total Report

         Number of Loans     Principal Balance       Percentage
                0                      0.00             0.00%



         REO Properties
         REO Group Total Report

         Number of Loans     Principal Balance       Percentage
                0                      0.00             0.00%


Optional Servicer Advances (Current Collection Period)                                                               1,762,973.80
Optional Servicer Advances (Outstanding from prior Collection Periods                                                1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                           0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                          15
Asset Balance                                                                                                          613,796.79

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                          0
Balance                                                                                                                      0.00



BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                       799,999,033.83
Ending Loan Group Balance                                                                                          780,811,496.95
Change in Loan Group Balance                                                                                        19,187,536.88
Principal Collections                                                                                               48,352,520.03
Liquidation Loss Amount                                                                                                      0.00
Liquidation Recovery Amount                                                                                                  0.00
Cumulative Liquidation Loss Amount                                                                                           0.00
Additional Balances during Collection Period                                                                        29,164,983.15
Balance Check                                                                                                               -0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                                    0.00
Allocated Transferor Interest (Ending)                                                                                       0.00

Interest payments on Mortgage Loans                                                                                  4,712,188.76
Net Liquidation Proceeds (Allocable to Interest)                                                                             0.00
Insurance Proceeds (Allocable to Interest)                                                                                   0.00
Servicer Advance (Allocable to Interest)                                                                             1,762,973.80
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                   0.00
Initial Subordinated Amount                                                                                                  0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                               0.00
Residual Advance                                                                                                             0.00
Total Interest                                                                                                       6,475,162.56
Servicing Fee                                                                                                          333,332.93
Investor Interest Collections                                                                                        5,355,889.47


Beginning Loan Group Balance                                                                                       799,999,033.83
Principal payments on Mortgage Loans                                                                                48,352,520.03
Net Liquidation Proceeds (Allocable to Principal)                                                                            0.00
Insurance Proceeds (Allocable to Principal)                                                                                  0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                  0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                              0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                          613,796.79
Transfer Deposit Amount                                                                                                      0.00
Total Principal                                                                                                     48,352,520.03
Investor Principal Collections                                                                                      48,352,520.03
Additional Balances                                                                                                 29,164,983.15
Ending Principal Balances                                                                                          780,811,496.95
Total Collections                                                                                                   53,708,409.50
Alternative Principal Payment                                                                                       19,188,503.05

Mortgage Loans Average Daily Balance                                                                               797,311,016.53
Number of Mortgage Loans at beginning of Collection Period                                                              17,311.00
Number of Mortgage Loans at end of Collection Period                                                                    16,875.00
Loan Group Balance at beginning of Collection Period                                                               799,999,033.83
Loan Group Balance at end of Collection Period                                                                     780,811,496.95

Note Principal Balance of the Class A Notes                                                                        681,611,496.95
Original Note Principal Balance of the Class A Notes                                                               700,800,000.00
Class A Factor                                                                                                               0.97

Note Principal Balance of the Class M-1 Notes                                                                       22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                              22,000,000.00
Class M-1 Factor                                                                                                             1.00

Note Principal Balance of the Class M-2 Notes                                                                       21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                              21,200,000.00
Class M-2 Factor                                                                                                             1.00

Note Principal Balance of the Class M-3 Notes                                                                       13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                              13,200,000.00
Class M-3 Factor                                                                                                             1.00

Note Principal Balance of the Class M-4 Notes                                                                       12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                              12,400,000.00
Class M-4 Factor                                                                                                             1.00

Note Principal Balance of the Class M-5 Notes                                                                       11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                              11,600,000.00
Class M-5 Factor                                                                                                             1.00

Note Principal Balance of the Class M-6 Notes                                                                       10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                              10,400,000.00


Class M-6 Factor                                                                                                             1.00

Note Principal Balance of the Class B Notes                                                                          8,400,000.00
Original Note Principal Balance of the Class B Notes                                                                 8,400,000.00
Class B Factor                                                                                                               1.00

Weighted average remaining term of Mortgage Loans                                                                          241.00

Weighted Average Loan Rate                                                                                               9.161800%
Weighted Average Net Loan Rate                                                                                           7.665800%

Excess Interest                                                                                                              0.00


LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification (CLTV<80%)-current                                                               0.00
Loans with Senior Lien Balance Modification (CLTV<80%)-cumulative                                                            0.00
Loans with Senior Lien Balance Modification (CLTV<80%)-% of Initial                                                          0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         57,566.06
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                      57,566.06
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.01%

Loans with Credit Limit Modification - current                                                                         316,357.00
Loans with Credit Limit Modification - cumulative                                                                      316,357.00
Loans with Credit Limit Modification - % of Initial                                                                          0.04%

Loans with Gross Margin Modification - current                                                                          37,673.20
Loans with Gross Margin Modification - cumulative                                                                       37,673.20
Loans with Gross Margin Modification - % of Initial                                                                          0.00%

CREDIT ENHANCER INFORMATION

Amount due to Credit Enhancer from Prepayment Shortfall                                                                      0.00
FGIC Policy in force?
Credit Enhancement Draw Amount                                                                                               0.00
Guaranteed Principal Payment Amount                                                                                          0.00
Guaranteed Payment                                                                                                           0.00
Has Rapid Amortization Event occurred?                                                                                         NO
Cause of Rapid Amortization Event                                                                                              NO
Has an Event of Servicing Termination occurred?                                                                                NO
Cause of Event of Servicing Termination                                                                                       N/A
Stepdown Date                                                                                                                  NO
Trigger Event                                                                                                                  NO


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.


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